UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 2, 2012


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    128

Form 13F Information Table Value total: $519,932 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      253    10000 SH       SOLE                                      10000
3M Company                     COM              88579y101     1038    12703 SH       SOLE                                      12703
AT&T, Inc.                     COM              00206R102     5869   194082 SH       SOLE                                     194082
Abbott Laboratories            COM              002824100      437     7773 SH       SOLE                                       7773
Accenture Ltd                  COM              g1151c101    11152   209508 SH       SOLE                                     209508
AllState Corp.                 COM              020002101      268     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     1742    58744 SH       SOLE                                      58744
American Express Co.           COM              025816109      417     8841 SH       SOLE                                       8841
American Oriental Bioengineeri COM              028731107        6    11000 SH       SOLE                                      11000
Amgen Inc.                     COM              031162100      856    13337 SH       SOLE                                      13337
Apache Corp.                   COM              037411105     8942    98716 SH       SOLE                                      98716
Apple Computer                 COM              037833100     1409     3480 SH       SOLE                                       3480
Automatic Data Processing      COM              053015103      282     5230 SH       SOLE                                       5230
Banco LatinoAmericano          COM              P16994132    12102   754000 SH       SOLE                                     754000
BankAmerica Corp.              COM              060505104       90    16250 SH       SOLE                                      16250
Belo Corporation               COM              080555105      359    57000 SH       SOLE                                      57000
Berkshire Hathaway Cl A        COM              084670108     1262       11 SH       SOLE                                         11
Berkshire Hathaway Cl B        COM              084670702    48758   639026 SH       SOLE                                     639026
Berry Petroleum Cl A           COM              085789105     6555   156000 SH       SOLE                                     156000
Bristol Myers Squibb           COM              110122108     1352    38358 SH       SOLE                                      38358
Brookdale Sr Living Inc        COM              112463104     1945   111845 SH       SOLE                                     111845
Campbell Soup Co.              COM              134429109     4381   131800 SH       SOLE                                     131800
Caterpillar Inc.               COM              149123101     4540    50105 SH       SOLE                                      50105
Chevron Corp.                  COM              166764100     1884    17707 SH       SOLE                                      17707
Cisco Systems Inc.             COM              17275R102     4617   255349 SH       SOLE                                     255349
Coca Cola Co.                  COM              191216100     2601    37175 SH       SOLE                                      37175
Comcast Corp. Special Class A  COM              20030n200      650    27605 SH       SOLE                                      27605
Computer Sciences Corp.        COM              205363104      752    31727 SH       SOLE                                      31727
ConocoPhillips                 COM              20825c104      400     5485 SH       SOLE                                       5485
Corrections Corp Amer          COM              22025y407    14007   687616 SH       SOLE                                     687616
Covidien Ltd                   COM              g2554f113      312     6937 SH       SOLE                                       6937
Credo Petroleum                COM              225439207      347    34000 SH       SOLE                                      34000
DIRECTV Ser A                  COM              25490A101     1114    26042 SH       SOLE                                      26042
DJ STOXX 50 ETF Index          COM              78463x103      396    13308 SH       SOLE                                      13308
Darden  Restaurants, Inc.      COM              237194105      228     5000 SH       SOLE                                       5000
Dentsply Intl Inc              COM              249030107     1533    43817 SH       SOLE                                      43817
Dominion Resources, Inc.       COM              25746u109     1324    24947 SH       SOLE                                      24947
Duke Energy Corp.              COM              26441c105     3769   171324 SH       SOLE                                     171324
E. I. Dupont de Nemours & Co.  COM              263534109      262     5713 SH       SOLE                                       5713
Eaton Corp.                    COM              278058102      314     7210 SH       SOLE                                       7210
Exxon Mobil Corp.              COM              30231G102    16431   193855 SH       SOLE                                     193855
Fairfax Financial Hld          COM              303901102    76048   176363 SH       SOLE                                     176363
FedEx Corp.                    COM              31428X106     2603    31170 SH       SOLE                                      31170
Gannett Co. Inc.               COM              364730101     8141   608885 SH       SOLE                                     608885
General Electric Co.           COM              369604103     4999   279098 SH       SOLE                                     279098
General Mills Inc.             COM              370334104     1678    41534 SH       SOLE                                      41534
Google Inc Class A             COM              038259P50      288      446 SH       SOLE                                        446
HCA Holdings, Inc.             COM              40412C101     4483   203494 SH       SOLE                                     203494
HCC Ins Hldgs                  COM              404132102     4197   152609 SH       SOLE                                     152609
HCP Inc                        COM              40414L109     5597   135100 SH       SOLE                                     135100
Halliburton Inc.               COM              406216101     5924   171669 SH       SOLE                                     171669
HealthStream Inc.              COM              42222n103      251    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103      407    15800 SH       SOLE                                      15800
Home Depot Inc.                COM              437076102     3298    78437 SH       SOLE                                      78437
Honeywell International Inc.   COM              438516106      443     8150 SH       SOLE                                       8150
Intel Corp.                    COM              458140100     6939   286143 SH       SOLE                                     286143
International Business Machine COM              459200101     9908    53885 SH       SOLE                                      53885
J. P. Morgan Chase & Co. Inc.  COM              46625h100      381    11445 SH       SOLE                                      11445
Johnson & Johnson              COM              478160104     7937   121022 SH       SOLE                                     121022
Kraft Inc.                     COM              50075n104     9308   249135 SH       SOLE                                     249135
L-3 Communications             COM              502424104      280     4200 SH       SOLE                                       4200
Leucadia Natl Corp             COM              527288104     1264    55580 SH       SOLE                                      55580
Level 3 Commun                 COM              52729N308    10865   639489 SH       SOLE                                     639489
Liberty Media Corp.            COM              530322106      207     2648 SH       SOLE                                       2648
Loews Corp.                    COM              540424108    16668   442709 SH       SOLE                                     442709
Lowes Companies                COM              548661107     2881   113532 SH       SOLE                                     113532
McCormick                      COM              579780206      782    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     2228    22205 SH       SOLE                                      22205
Mead Johnson Nutrition         COM              582839106      388     5647 SH       SOLE                                       5647
Media General                  COM              584404107      442   108500 SH       SOLE                                     108500
Medtronic Inc.                 COM              585055106     3217    84105 SH       SOLE                                      84105
Merck & Company Inc.           COM              58933y105     4237   112376 SH       SOLE                                     112376
Microsoft Corp.                COM              594918104     5207   200590 SH       SOLE                                     200590
Morgan Stanley                 COM              617446448      165    10928 SH       SOLE                                      10928
National Health Invstrs        COM              63633d104    14521   330169 SH       SOLE                                     330169
National Healthcare            COM              635906100      971    23178 SH       SOLE                                      23178
News Corp. Ltd. Cl A           COM              65248e104      496    27820 SH       SOLE                                      27820
News Corp. Ltd. Cl B           COM              65248e203     2045   112510 SH       SOLE                                     112510
Novartis AG                    COM              66987v109     2386    41733 SH       SOLE                                      41733
Oracle                         COM              68389x105      666    25977 SH       SOLE                                      25977
Overstock                      COM              690370101     4869   621080 SH       SOLE                                     621080
PHH Corp.                      COM              693320202      123    11500 SH       SOLE                                      11500
Pall Corp.                     COM              696429307     9675   169300 SH       SOLE                                     169300
Peoples United Financial       COM              712704105    13864  1078900 SH       SOLE                                    1078900
PepsiCo Inc.                   COM              713448108     1687    25424 SH       SOLE                                      25424
Pfizer Inc.                    COM              717081103      795    36740 SH       SOLE                                      36740
Philip Morris Intl             COM              718172109     5339    68034 SH       SOLE                                      68034
Pinnacle Airlines              COM              723443107       25    30000 SH       SOLE                                      30000
Procter & Gamble Co.           COM              742718109    10162   152325 SH       SOLE                                     152325
Regions Financial Corp.        COM              7591ep100      254    58961 SH       SOLE                                      58961
Republic Services Inc.         COM              760759100     6159   223573 SH       SOLE                                     223573
Roche Holdings                 COM              771195104     1939    45551 SH       SOLE                                      45551
SPDR Gold Trust                COM              78463V107      312     2056 SH       SOLE                                       2056
SPDR Utilities Select          COM              81369Y886      605    16810 SH       SOLE                                      16810
Schlumberger Ltd.              COM              806857108     7512   109973 SH       SOLE                                     109973
Scripps Networks Interactive,  COM              811065101     1444    34044 SH       SOLE                                      34044
Select Basic Materials Sector  COM              81369y100     1590    47455 SH       SOLE                                      47455
Sigma Aldrich Corp.            COM              826552101      250     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      374    21141 SH       SOLE                                      21141
Syntroleum                     COM              871630109      933   972109 SH       SOLE                                     972109
Sysco Corp.                    COM              871829107     6118   208575 SH       SOLE                                     208575
TJX Companies, Inc.            COM              872540109      645    10000 SH       SOLE                                      10000
Tidewater Inc.                 COM              886423102     7002   142038 SH       SOLE                                     142038
Travelers Inc.                 COM              89417e109      932    15746 SH       SOLE                                      15746
US Bancorp                     COM              902973304      339    12525 SH       SOLE                                      12525
United Parcel Svc. Inc. CL B   COM              911312106     4702    64250 SH       SOLE                                      64250
United Technologies            COM              913017109     6470    88520 SH       SOLE                                      88520
UnitedHealth Group             COM              91324p102     2385    47064 SH       SOLE                                      47064
Vanguard Emerging Markets ETF  COM              922042858     1664    43546 SH       SOLE                                      43546
Vanguard Large-Cap Exchanged T COM              922908637      392     6845 SH       SOLE                                       6845
Vanguard Mid-Cap Exchange Trad COM              922908629      251     3489 SH       SOLE                                       3489
Vanguard Small-Cap VIPERs      COM              922908751      382     5480 SH       SOLE                                       5480
Verizon Communications         COM              92343v104      352     8782 SH       SOLE                                       8782
Vodafone Group PLC ADS         COM              92857w209     6276   223894 SH       SOLE                                     223894
Vulcan Materials               COM              929160109      578    14700 SH       SOLE                                      14700
Wal-Mart Stores Inc.           COM              931142103     7041   117813 SH       SOLE                                     117813
Walt Disney Co.                COM              254687106     4839   129042 SH       SOLE                                     129042
Washington Post Co.            COM              939640108      945     2509 SH       SOLE                                       2509
Wells Fargo & Co.              COM              949746101     1286    46655 SH       SOLE                                      46655
Western Union                  COM              959802109     1183    64807 SH       SOLE                                      64807
White Mountain Ins             COM              G9618E107     2430     5359 SH       SOLE                                       5359
iShares FTSE China 25 Index Fu COM              464287184     1993    57150 SH       SOLE                                      57150
iShares MSCI Emerging Markets  COM              464287234      587    15476 SH       SOLE                                      15476
iShares MSCI Pacific Rim       COM              464286665     1637    42046 SH       SOLE                                      42046
iShares Russell 1000 Index ETF COM              464287622      410     5905 SH       SOLE                                       5905
iShares Russell Mid-Cap Index  COM              464287499      238     2419 SH       SOLE                                       2419
iShares S&P SmallCap 600 Index COM              464287804     2791    40860 SH       SOLE                                      40860
Natl Healthcare Cv Prf         PFD CV           635906209      451    33125 SH       SOLE                                      33125